Vanguard Long-Term Bond Index Fund Average Annual Total Returns - ETF Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Long Gov/Credit Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.62%	(4.89%)	1.98%
Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.21%	(0.37%)	2.05%
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.53%	(6.43%)	0.29%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.84%	(4.21%)	0.87%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.53%	(4.88%)	1.98%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.43%	(4.90%)	1.97%